Fair Value Measurements (Details) - EBP 011 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	$ 176,279,366	$ 164,863,557
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	121,095,253	115,578,514
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	109,235,755	103,647,199
Level 1 | Schwab Bank Savings cash account
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	11,859,498	11,931,315
Level 1 | Common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	1,071,949	1,473,066
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	0	0
Level 2 | Schwab Bank Savings cash account
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	0	0
Level 2 | Common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	1,071,949	1,473,066
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	0	0
Level 3 | Schwab Bank Savings cash account
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	0	0
Level 3 | Common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	122,167,202	117,051,580
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	109,235,755	103,647,199
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Schwab Bank Savings cash account
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	11,859,498	11,931,315
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	1,071,949	1,473,066
Fair Value Measured at Net Asset Value Per Share | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments, at fair value	$ 54,112,164	$ 47,811,977